NOTE H - COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE H -- COMMITMENTS AND CONTINGENCIES

Lease expense under operating leases was $409 and $333 for 2011 and 2010, respectively.  Minimum rental commitments as of December 31, 2011 for noncancelable operating leases with an initial or remaining term of one year or more are as follows: 2012--$369; 2013--$358; 2014--$360; 2015--$317; 2016--$155; 2017 and thereafter--$0.